Summary of Significant Accounting Policies - Leases Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) renewal_option lease	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 USD ($)
Lessee, Lease, Description [Line Items]
Renewal option | renewal_option			1
Accounting Standards Update [Extensible List]	ASU 2016-02
Cumulative effect of new accounting principle in period of adoption	$ 1,862,463	$ 758,771	$ 857,068	$ 959,707	$ 1,136,729	$ 1,464,227
Number of leases not yet commenced | lease			14
Total undiscounted lease payment			$ 456,700
United Kingdom
Lessee, Lease, Description [Line Items]
Total undiscounted lease payment			$ 5,000
Operating leases not yet commenced, term			25 years
Adjustment
Lessee, Lease, Description [Line Items]
Cumulative effect of new accounting principle in period of adoption	$ 5,781
Minimum
Lessee, Lease, Description [Line Items]
Lessee, operating lease, term			5 years
Lessee, operating lease, renewal term			5 years
Operating leases not yet commenced, term			10 years
Minimum | Vehicle And Equipment
Lessee, Lease, Description [Line Items]
Lessee, operating lease, term			1 year
Maximum
Lessee, Lease, Description [Line Items]
Lessee, operating lease, term			10 years
Lessee, operating lease, renewal term			1 year
Operating leases not yet commenced, term			25 years
Maximum | Vehicle And Equipment
Lessee, Lease, Description [Line Items]
Lessee, operating lease, term			7 years
ASU 2016-02 | Adjustment
Lessee, Lease, Description [Line Items]
Cumulative effect of new accounting principle in period of adoption							$ 5,800